Equity-Based Compensation - Summary of Employee Equity Units (Details) - $ / shares shares in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 06, 2021
Weighted-Average Grant Date Fair Value
Outstanding balance at the beginning (in usd per share)		$ 4.34	$ 0.93
Units granted (in usd per share)			6.41
Units vested (in usd per share)	$ 0.69		0.76
Unvested balance as of Reverse Recapitalization (in usd per share)	4.34		4.34	$ 4.10
Units forfeited or cancelled (in usd per share)			0
Outstanding balance as the ending (in usd per share)	$ 4.34		$ 4.34
Employee Equity Units
Number of units:
Outstanding balance at the beginning (in shares)		4,954	6,074
Units granted (in shares)			2,931
Units vested (in shares)	(358)	(847)	(3,693)
Unvested balance as of Reverse Recapitalization (in shares)	4,954	4,107	4,954	5,312
Units forfeited or cancelled (in shares)		0	0
Outstanidng balance as the ending (in shares)	4,954	4,107	4,954
Weighted-Average Grant Date Fair Value
Outstanding balance at the beginning (in usd per share)		$ 4.34
Units vested (in usd per share)		1.02
Unvested balance as of Reverse Recapitalization (in usd per share)	$ 4.34	4.65	$ 4.34
Units forfeited or cancelled (in usd per share)		0
Outstanding balance as the ending (in usd per share)	$ 4.34	$ 4.65	$ 4.34